Nationwide(R) VL
Separate Account-D
    December 31, 2000


[THE BEST OF AMERICA lOGO]

America's FUTURE Life Series(SM)




                                                    2000

                                                 ANNUAL REPORT



--------------------------------------------------------------------------------

                                                [NATIONWIDE LOGO]


                                   Nationwide Life and Annuity Insurance Company
                                            Home Office: Columbus, Ohio

VLOB-0233-C  (12/00)



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                               [NATIONWIDE LOGO]


                 NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220





                                     [PHOTO]




                              PRESIDENT'S MESSAGE

We are pleased to bring you the 2000 annual report of the Nationwide VL Separate Account-D.

The red-hot technology sector finally cooled in 2000. The lofty valuations these stocks achieved in the late 1990s were restored to more reasonable levels. The NASDAQ was off over 39% and suffered its worst decline in nearly thirty years. Though not as drastic, the other major market indices were also off for the year. Softening corporate earnings of the long anticipated economic contraction helped trigger this market pullback.

Early this year the Federal Reserve aggressively responded to the slowing economy with two half-percentage-point reductions in short-term interest rates. And, further easing by the Fed is expected. The new administration in Washington D.C. is expected to supply further economic stimulus through a broad-based income tax reduction. While we can offer no guarantee of future market performance, history tells us this combination of favorable monetary and fiscal policy sets the stage for higher equity markets twelve to eighteen months out.

The varied array of investment options offered through your variable contract allow you to diversify your holdings to meet the changing economic and market conditions. We are pleased you have selected Nationwide and our investment products to help you achieve your long-term planning and retirement goals.




                         /s/ Joseph J. Gasper, President


                           Joseph J. Gasper, President
                                February 16, 2001

HOW TO READ THE ANNUAL REPORT


This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VL Separate Account-D. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-877-351-8808 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2000. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 16. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity These statements begin on page 6 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes Investment ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 12, provide further disclosures about the variable account and its underlying contract provisions.

--------------------------------------------------------------------------------

                        NATIONWIDE VL SEPARATE ACCOUNT-D

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 2000

ASSETS:

   Investments at fair value:

      Dreyfus VIF - Quality Bond Portfolio (DryVQualBd)
         106,216 shares (cost $1,161,725) .................................................................     $ 1,209,802

      Fidelity VIP - Equity-Income Portfolio - Service Class (FidVEqInS)
         234,274 shares (cost $5,433,139) .................................................................       5,962,264

      Fidelity VIP - Overseas Portfolio - Service Class (FidVOvSeS)
         36,681 shares (cost $840,514) ....................................................................         731,418

      Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVConS)
         75,973 shares (cost $1,947,611) ..................................................................       1,798,290

      Fidelity VIP-III - Balanced Portfolio - Service Class (FidVBalS)
         94,614 shares (cost $1,423,497) ..................................................................       1,361,495

      INVESCO VIF - Blue Chip Growth Fund (IVBCGr)
         57,022 shares (cost $970,464) ....................................................................         790,899

      INVESCO VIF - Dynamics Fund (IVDynm)
         12,578 shares (cost $231,675) ....................................................................         229,038

      INVESCO VIF - Equity Income Fund (IVEIn) (formerly INVESCO VIF Industrial
      Income Fund)
        62,555 shares (cost $1,306,589) ...................................................................       1,295,510

      INVESCO VIF - Total Return Fund (IVTotRtn)
         56,939 shares (cost $875,989) ....................................................................         752,169

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         68,864 shares (cost $1,647,033) ..................................................................       1,010,931

      Nationwide SAT - High Income Bond Fund - Federated (NSATHiIFED)
         121,546 shares (cost $1,148,840) .................................................................         957,783

      Nationwide SAT - Money Market Fund (NSATMMkt)
         26,928 shares (cost $26,928) .....................................................................          26,928

      Nationwide SAT - Strategic Value Fund (NSATStrVal)
         71,410 shares (cost $699,057) ....................................................................         716,952
                                                                                                               ------------

            Total investments .............................................................................      16,843,479

   Accounts receivable ....................................................................................             438
                                                                                                               ------------

            Total assets ..................................................................................      16,843,917

Accounts Receivable .......................................................................................           -
                                                                                                               ------------

Contract Owners' Equity (note 5) ..........................................................................    $ 16,843,917
                                                                                                               ============



See accompanying notes to financial statements.
--------------------------------------------------------------------------------

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000 AND PERIOD MAY 19, 1999 (COMMENCEMENT OF
 OPERATIONS) THROUGH DECEMBER 31,1999

                                                               Total                       DryVQualBd
                                                    ---------------------------       ----------------------
                                                         2000            1999          2000           1999
                                                    ----------       ----------       --------     ---------
Investment activity:
  Reinvested dividends ..........................   $   186,494         62,096         64,746         16,312
  Mortality and expense risk charges (note 3) ...       (69,956)        (9,788)        (5,312)        (1,426)
                                                    -----------        -------        -------          -----
     Net investment income ......................       116,538         52,308         59,434         14,886
                                                    -----------        -------        -------          -----

  Proceeds from mutual funds shares sold ........     2,910,278      4,134,210         41,512         10,936
  Cost of mutual fund shares sold ...............    (2,906,931)    (4,141,413)       (41,634)       (11,035)
                                                    -----------        -------        -------          -----
     Realized gain (loss) on investments ........         3,347         (7,203)          (122)           (99)
  Change in unrealized gain (loss)
     on investments .............................      (963,583)        94,003         53,660         (5,582)
                                                    -----------        -------        -------          -----
     Net gain (loss) on investments .............      (960,236)        86,800         53,538         (5,681)
                                                    -----------        -------        -------          -----
  Reinvested capital gains ......................       466,754         62,728              -              -
                                                    -----------        -------        -------          -----
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $  (376,944)       201,836        112,972          9,205
                                                    ===========        =======        =======          =====


                                                           FidVEqInS              FidVOvSeS
                                                       ---------------    ------------------------
                                                         2000    1999        2000           1999
                                                       -------   -----    --------        --------
Investment activity:
  Reinvested dividends ..........................             -    -         8,519              -
  Mortality and expense risk charges (note 3) ...       (20,230)   -        (3,859)        (1,057)
                                                        -------  ---      --------        -------
     Net investment income ......................       (20,230)   -         4,660         (1,057)
                                                        -------  ---      --------        -------

  Proceeds from mutual funds shares sold ........        93,999    -        31,973          9,416
  Cost of mutual fund shares sold ...............       (90,808)   -       (29,381)        (8,550)
                                                        -------  ---      --------        -------
     Realized gain (loss) on investments ........         3,191    -         2,592            866
  Change in unrealized gain (loss)
     on investments .............................       529,125    -      (217,991)       108,896
                                                        -------  ---      --------        -------
     Net gain (loss) on investments .............       532,316    -      (215,399)       109,762
                                                        -------  ---      --------        -------
  Reinvested capital gains ......................             -    -        55,135              -
                                                        -------  ---      --------        -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......       512,086    -      (155,604)       108,705
                                                        =======  ===      ========        =======



                                                          FidVConS                FidVBalS
                                                     ---------------      -----------------------
                                                       2000    1999         2000           1999
                                                     -------   -----      ----------     --------
Investment activity:
  Reinvested dividends ..........................   $       -        -             -         -

  Mortality and expense risk charges (note 3) ...      (6,764)       -          (5,073)       -
                                                    ---------      ---       ---------      ---
     Net investment income ......................      (6,764)       -          (5,073)       -
                                                    ---------      ---       ---------      ---

  Proceeds from mutual funds shares sold ........      31,474        -          23,559        -
  Cost of mutual fund shares sold ...............     (33,077)       -         (24,033)       -
     Realized gain (loss) on investments ........      (1,603)       -            (474)       -
                                                    ---------      ---       ---------      ---
  Change in unrealized gain (loss)
     on investments .............................    (149,321)       -         (62,003)       -
                                                    ---------      ---       ---------      ---
     Net gain (loss) on investments .............    (150,924)       -         (62,477)       -
                                                    ---------      ---       ---------      ---
  Reinvested capital gains ......................           -        -               -        -
                                                    ---------      ---       ---------      ---
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $(157,688)       -         (67,550)       -
                                                    =========      ===       =========      ===



                                                               IVBCGr                   VDynm
                                                     ----------------------     -------------------
                                                       2000          1999        2000         1999
                                                     -------         ------     -------     -------
Investment activity:
  Reinvested dividends ..........................           -            -            -           25

  Mortality and expense risk charges (note 3) ...      (4,757)      (1,203)        (883)        (187)
                                                    ---------    ---------    ---------    ---------
     Net investment income ......................      (4,757)      (1,203)        (883)        (162)
                                                    ---------    ---------    ---------    ---------

  Proceeds from mutual funds shares sold ........      43,871       14,651       14,086        7,473
  Cost of mutual fund shares sold ...............     (33,529)     (14,300)      (9,614)      (7,300)
     Realized gain (loss) on investments ........      10,342          351        4,472          173
                                                    ---------    ---------    ---------    ---------
  Change in unrealized gain (loss)
     on investments .............................    (275,867)      96,302      (25,623)      22,986
                                                    ---------    ---------    ---------    ---------
     Net gain (loss) on investments .............    (265,525)      96,653      (21,151)      23,159
                                                    ---------    ---------    ---------    ---------
  Reinvested capital gains ......................      17,423        7,456          227            -
                                                    ---------    ---------    ---------    ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    (252,859)     102,906      (21,807)      22,997
                                                    =========    =========    =========    =========

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2000 AND PERIOD MAY 19, 1999 (COMMENCEMENT OF
 OPERATIONS) THROUGH DECEMBER 31, 1999

                                                             IVEIn                   IVHiYld
                                                   ---------------------    --------------------
                                                       2000        1999        2000        1999
                                                   ----------  ---------    --------     -------
Investment activity:
  Reinvested dividends ..........................   $  1,081       6,728           -           1
  Mortality and expense risk charges (note 3) ...     (5,123)     (1,313)          -         (79)
                                                    --------    --------    --------    --------
     Net investment income ......................     (4,042)      5,415           -         (78)
                                                    --------    --------    --------    --------

  Proceeds from mutual funds shares sold ........     52,883      22,974          13     373,497
  Cost of mutual fund shares sold ...............    (50,663)    (23,054)        (13)   (380,462)
                                                    --------    --------    --------    --------
     Realized gain (loss) on investments ........      2,220         (80)          -      (6,965)
  Change in unrealized gain (loss)
     on investments .............................    (18,516)      7,438           -          (1)
                                                    --------    --------    --------    --------
     Net gain (loss) on investments .............    (16,296)      7,358           -      (6,966)
                                                    --------    --------    --------    --------
  Reinvested capital gains ......................     72,898       3,011           -           -
                                                    --------    --------    --------    --------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $ 52,560      15,784           -      (7,044)
                                                    ========    ========    ========    ========



                                                            IVTotRtn              NSATCapAp
                                                    ---------------------   --------------------
                                                       2000        1999       2000         1999
                                                    --------    ---------   ---------   ---------
Investment activity:
  Reinvested dividends ..........................      3,243       8,567       1,889       2,465
  Mortality and expense risk charges (note 3) ...     (3,363)        (66)     (6,201)     (1,765)
                                                    --------    --------    --------    --------
     Net investment income ......................       (120)      8,501      (4,312)        700
                                                    --------    --------    --------    --------

  Proceeds from mutual funds shares sold ........     27,682       4,835      49,768      14,707
  Cost of mutual fund shares sold ...............    (31,140)     (5,074)    (57,683)    (15,130)
                                                    --------    --------    --------    --------
     Realized gain (loss) on investments ........     (3,458)       (239)     (7,915)       (423)
  Change in unrealized gain (loss)
     on investments .............................    (98,909)    (24,912)   (571,143)    (64,959)
                                                    --------    --------    --------    --------
     Net gain (loss) on investments .............   (102,367)    (25,151)   (579,058)    (65,382)
                                                    --------    --------    --------    --------
  Reinvested capital gains ......................     94,725       1,429     226,346      45,603
                                                    --------    --------    --------    --------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     (7,762)    (15,221)   (357,024)    (19,079)
                                                    ========    ========    ========    ========


                                                          NSATHiIFED                   NSATMMkt                    NSATStrVal
                                                 -------------------------   ------------------------    -------------------------
                                                     2000           1999         2000           1999          2000         1999
                                                 ----------    -----------   ----------    ----------    -----------    ----------
Investment activity:
  Reinvested dividends .......................   $   97,043        23,636         4,311         3,026         5,662         1,336
  Mortality and expense risk charges (note 3)        (4,843)       (1,350)         (291)         (498)       (3,257)         (844)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
     Net investment income ...................       92,200        22,286         4,020         2,528         2,405           492
                                                 ----------    ----------    ----------    ----------    ----------    ----------

  Proceeds from mutual funds shares sold .....       38,493        11,196     2,434,970     3,657,504        25,995         7,021
  Cost of mutual fund shares sold ............      (43,008)      (11,489)   (2,434,970)   (3,657,504)      (27,378)       (7,515)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
     Realized gain (loss) on investments .....       (4,515)         (293)            -             -        (1,383)         (494)
  Change in unrealized gain (loss)
     on investments ..........................     (171,006)      (20,050)            -             -        44,011       (26,115)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
     Net gain (loss) on investments ..........     (175,521)      (20,343)            -             -        42,628       (26,609)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
  Reinvested capital gains ...................            -             -             -             -             -         5,229
                                                 ----------    ----------    ----------    ----------    ----------    ----------
     Net increase (decrease) in contract
      owners' equity resulting from operations   $  (83,321)        1,943         4,020         2,528        45,033       (20,888)
                                                 ==========    ==========    ==========    ==========    ==========    ==========


See accompanying notes to financial statements.
--------------------------------------------------------------------------------

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEAR ENDED DECEMBER 31, 2000 AND PERIOD MAY 19, 1999 (COMMENCEMENT OF
 OPERATIONS) THROUGH DECEMBER 31, 1999


                                                         Total                        DryVQualBd
                                           -----------------------------   -----------------------------
                                                  2000            1999            2000           1999
                                           -------------   -------------   -------------   -------------
Investment activity:
  Net investment income ................   $    116,538          52,308          59,434          14,886
  Realized gain (loss) on investments ..          3,347          (7,203)           (122)            (99)
  Change in unrealized gain (loss)
     on investments ....................       (963,583)         94,003          53,660          (5,582)
  Reinvested capital gains .............        466,754          62,728               -               -
                                           ------------    ------------    ------------    ------------
     Net increase (decrease) in contract
       owners'equity resulting from
       operations ......................       (376,944)        201,836         112,972           9,205
                                           ------------    ------------    ------------    ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................     13,415,306       4,183,303         452,002          16,014
  Transfers between funds ..............              -               -         117,200         552,682
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) .................       (449,025)       (130,559)        (38,405)        (11,846)
                                           ------------    ------------    ------------    ------------
       Net equity transactions .........     12,966,281       4,052,744         530,797         556,850
                                           ------------    ------------    ------------    ------------

Net change in contract owners'equity ...     12,589,337       4,254,580         643,769         566,055
Contract owners'equity beginning
  of period ............................      4,254,580               -         566,055               -
                                           ------------    ------------    ------------    ------------
Contract owners' equity end of period ..   $ 16,843,917       4,254,580       1,209,824         566,055
                                           ============    ============    ============    ============


CHANGES IN UNITS:
  Beginning units ......................        389,180               -          56,693               -
                                           ------------    ------------    ------------    ------------
  Units purchased ......................      2,724,928         769,252         165,089          57,890
  Units redeemed .......................     (1,524,181)       (380,072)       (112,597)         (1,197)
                                           ------------    ------------    ------------    ------------
  Ending units .........................      1,589,927         389,180         109,185          56,693
                                           ============    ============    ============    ============



                                                   FidVEqInS               FidVOvSeS
                                           -------------------  ---------------------------
                                                2000     1999         2000          1999
                                           -----------  ------  -----------    ------------
Investment activity:
  Net investment income ................        (20,230)   -          4,660          (1,057)
  Realized gain (loss) on investments ..          3,191    -          2,592             866
  Change in unrealized gain (loss)
     on investments ....................        529,125    -       (217,991)        108,896
  Reinvested capital gains .............              -    -         55,135               -
                                           ------------    -   ------------    ------------
     Net increase (decrease) in contract
       owners'equity resulting from
       operations ......................        512,086    -       (155,604)        108,705
                                           ------------    -   ------------    ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................         (6,559)   -        339,267          28,236
  Transfers between funds ..............      5,530,401    -         78,133         373,054
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) .................        (73,551)   -        (30,077)        (10,308)
                                           ------------    -   ------------    ------------
       Net equity transactions .........      5,450,291    -        387,323         390,982
                                           ------------    -   ------------    ------------

Net change in contract owners'equity ...      5,962,377    -        231,719         499,687
Contract owners'equity beginning
  of period ............................              -    -        499,687               -
                                           ------------    -   ------------    ------------
Contract owners' equity end of period ..      5,962,377    -        731,406         499,687
                                           ============    =   ============    ============


CHANGES IN UNITS:
  Beginning units ......................              -    -         36,657               -
                                           ------------    -   ------------    ------------
  Units purchased ......................        529,110    -         96,462          37,591
  Units redeemed .......................         (3,379)   -        (66,620)           (934)
                                           ------------    -   ------------    ------------
  Ending units .........................        525,731    -         66,499          36,657
                                           ============    =   ============    ============

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEAR ENDED DECEMBER 31, 2000 AND PERIOD MAY 19, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999


                                                  FidVConS           FidVBalS              IVBCGr                    IVDynm
                                           ------------------   -----------------     -----------------     ----------------------
                                                2000     1999      2000     1999      2000        1999          2000        1999
                                           ----------  ------   -------    ------     ------      -----     ---------     --------
Investment activity:
  Net investment income ................   $    (6,764)   -        (5,073)   -        (4,757)     (1,203)        (883)        (162)
  Realized gain (loss) on investments ..        (1,603)   -          (474)   -        10,342         351        4,472          173
  Change in unrealized gain (loss)
     on investments ....................      (149,321)   -       (62,003)   -      (275,867)     96,302      (25,623)      22,986
  Reinvested capital gains .............             -    -             -    -        17,423       7,456          227            -
                                           -----------  ---     ---------            -------     -------      -------      -------
     Net increase (decrease) in contract
       owners'equity resulting from
       operations ......................      (157,688)   -       (67,550)   -      (252,859)    102,906      (21,807)      22,997
                                           -----------  ---     ---------            -------     -------      -------      -------

Equity transactions:
  Purchase payments received from
     contract owners ...................        (9,930)   -        (4,436)   -       453,587      80,446      157,690       74,006
  Transfers between funds ..............     1,990,572    -     1,451,931    -        78,133     386,851            -       19,104
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) .................       (24,629)   -       (18,434)   -       (41,802)    (16,345)     (14,241)      (8,684)
                                           -----------  ---     ---------            -------     -------      -------      -------
       Net equity transactions .........     1,956,013    -     1,429,061    -       489,918     450,952      143,449       84,426
                                           -----------  ---     ---------            -------     -------      -------      -------

Net change in contract owners'equity ...     1,798,325    -     1,361,511    -       237,059     553,858      121,642      107,423
Contract owners'equity beginning
  of period ............................             -    -             -    -       553,858           -      107,423            -
                                           -----------  ---     ---------            -------     -------      -------      -------
Contract owners'equity end of period ...   $ 1,798,325    -     1,361,511    -       790,917     553,858      229,065      107,423
                                           ===========  ===     =========            =======     =======      =======      =======


CHANGES IN UNITS:
  Beginning units ......................             -    -             -    -        43,491           -        7,042            -
                                           -----------  ---     ---------            -------     -------      -------      -------
  Units purchased ......................       158,104    -       138,754    -       115,530      45,006       19,833        7,781
  Units redeemed .......................        (1,010)   -          (886)   -       (77,944)     (1,515)     (11,275)        (739)
                                           -----------  ---     ---------            -------     -------      -------      -------
  Ending units .........................       157,094    -       137,868    -        81,077      43,491       15,600        7,042
                                           ===========  ===     =========            =======     =======      =======      =======


                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS'EQUITY,CONTINUED
YEAR ENDED DECEMBER 31, 2000 AND PERIOD MAY 19, 1999 (COMMENCEMENT OF
 OPERATIONS) THROUGH DECEMBER 31,1999

                                                        IVEIn                IVHiYld
                                           -------------------------   -----------------
                                                2000            1999   2000         1999
                                           -----------       -------   ------     ------
Investment activity:
  Net investment income ................   $    (4,042)         5,415    -           (78)
  Realized gain (loss) on investments ..         2,220            (80)   -        (6,965)
  Change in unrealized gain (loss)
     on investments ....................       (18,516)         7,438    -            (1)
  Reinvested capital gains .............        72,898          3,011    -             -
                                           -----------        -------  ---         -----
     Net increase (decrease) in contract
       owners'equity resulting from
       operations ......................        52,560         15,784    -        (7,044)
                                           -----------        -------  ---         -----

Equity transactions:
  Purchase payments received from
     contract owners ...................       644,506        171,665    -         7,086
  Transfers between funds ..............        78,133        410,200    -             -
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) .................       (51,110)       (26,200)   -           (42)
                                           -----------        -------  ---         -----
       Net equity transactions .........       671,529        555,665    -         7,044
                                           -----------        -------  ---         -----

Net change in contract owners'equity ...       724,089        571,449    -             -
Contract owners'equity beginning
  of period ............................       571,449              -    -             -
                                           -----------        -------  ---         -----
Contract owners'equity end of period ...   $ 1,295,538        571,449    -             -
                                           ===========        =======  ===         =====


CHANGES IN UNITS:
  Beginning units ......................        50,378              -    -             -
                                           -----------        -------  ---         -----
  Units purchased ......................        60,299         52,765    -             -
  Units redeemed .......................        (1,548)        (2,387)   -             -
                                           -----------        -------  ---         -----
  Ending units .........................       109,129         50,378    -             -
                                           ===========        =======  ===         =====



                                                       IVTotRtn                     NSATCapAp
                                              -----------------------      ------------------------
                                                  2000          1999           2000           1999
                                              ---------      --------      ---------       --------
Investment activity:
  Net investment income ................          (120)         8,501         (4,312)           700
  Realized gain (loss) on investments ..        (3,458)          (239)        (7,915)          (423)
  Change in unrealized gain (loss)
     on investments ....................       (98,909)       (24,912)      (571,143)       (64,959)
  Reinvested capital gains .............        94,725          1,429        226,346         45,603
                                             ---------       --------      ---------       --------
     Net increase (decrease) in contract
       owners'equity resulting from
       operations ......................        (7,762)       (15,221)      (357,024)       (19,079)
                                             ---------       --------      ---------       --------

Equity transactions:
  Purchase payments received from
     contract owners ...................       339,167         20,798        556,104              -
  Transfers between funds ..............        78,133        373,054        156,266        731,250
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) .................       (25,832)       (10,150)       (43,609)       (12,954)
                                             ---------       --------      ---------       --------
       Net equity transactions .........       391,468        383,702        668,761        718,296
                                             ---------       --------      ---------       --------

Net change in contract owners'equity ...       383,706        368,481        311,737        699,217
Contract owners'equity beginning
  of period ............................       368,481              -        699,217              -
                                             ---------       --------      ---------       --------
Contract owners'equity end of period ...       752,187        368,481      1,010,954        699,217
                                             =========       ========      =========       ========

CHANGES IN UNITS:
  Beginning units ......................        38,648              -         67,426              -
                                             ---------       --------      ---------       --------
  Units purchased ......................        43,195         39,617        205,006         68,675
  Units redeemed .......................        (1,035)          (969)      (139,470)        (1,249)
                                             ---------       --------      ---------       --------
  Ending units .........................        80,808         38,648        132,962         67,426
                                             =========       ========      =========       ========

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS'EQUITY,CONTINUED
YEAR ENDED DECEMBER 31, 2000 AND PERIOD MAY 19, 1999 (COMMENCEMENT OF
 OPERATIONS) THROUGH DECEMBER 31,1999

                                                    NSATHiIFED                  NSATMMkt                   NSATStrVal
                                           ------------------------      -----------------------     -----------------------
                                                2000          1999          2000         1999          2000          1999
                                           ----------      --------      ---------     ---------     ---------     ---------
Investment activity:
  Net investment income ................   $   92,200        22,286         4,020         2,528         2,405           492
  Realized gain (loss) on investments ..       (4,515)         (293)            -             -        (1,383)         (494)
  Change in unrealized gain (loss)
     on investments ....................     (171,006)      (20,050)            -             -        44,011       (26,115)
                                           ----------      --------      ---------     ---------     ---------     --------
  Reinvested capital gains .............            -             -             -             -             -         5,229
     Net increase (decrease) in contract
       owners'equity resulting from
       operations ......................      (83,321)        1,943         4,020         2,528        45,033       (20,888)
                                           ----------      --------      ---------     ---------     ---------     --------

Equity transactions:
  Purchase payments received from
     contract owners ...................      417,075             -     9,798,780     3,785,052       278,053             -
  Transfers between funds ..............      117,199       548,437    (9,754,234)   (3,760,255)       78,133       365,623
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) .................      (33,561)       (9,853)      (31,015)      (17,945)      (22,759)       (6,232)
                                           ----------      --------      ---------     ---------     ---------     --------
       Net equity transactions .........      500,713       538,584        13,531         6,852       333,427       359,391
                                           ----------      --------      ---------     ---------     ---------     --------

Net change in contract owners'equity ...      417,392       540,527        17,551         9,380       378,460       338,503
Contract owners'equity beginning
  of period ............................      540,527             -         9,380             -       338,503             -
                                           ----------      --------      ---------     ---------     ---------     --------
Contract owners'equity end of period ...   $  957,919       540,527        26,931         9,380       716,963       338,503
                                           ==========      ========      =========     =========     =========     ========

CHANGES IN UNITS:
  Beginning units ......................       52,850             -           900             -        35,095             -
                                           ----------      --------      ---------     ---------     ---------     --------
  Units purchased ......................      156,778        53,829       930,055       370,353       106,713        35,745
  Units redeemed .......................     (107,311)         (979)     (928,513)     (369,453)      (72,593)         (650)
                                           ----------      --------      ---------     ---------     ---------     --------
  Ending units .........................      102,317        52,850         2,442           900        69,215        35,095
                                           ==========      ========      =========     =========     =========     ========


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                        NATIONWIDE VL SEPARATE ACCOUNT-D

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 2000 AND 1999


(1)  Summary of Significant Accounting Policies

     (a) Organization and Nature of Operations

         The Nationwide VL Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 22, 1998. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

         Contract owners may invest in the following:

            Funds of the Deutsche Asset Management VIT Funds (DAS);
              DAS VIT Funds - Deutsche EAFE Equity Index Fund - Institutional
                 Class
              DAS VIT Funds - Deutsche Equity 500 Index Fund
              DAS VIT Funds - Deutsche Small Cap Index Fund

            The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)

            Dreyfus Stock Index Fund (DryStkIx)

            Dreyfus Premier Mid Cap Stock - Class A (DryPreMCap)

            Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
              Dreyfus VIF - Appreciation Portfolio (DryVApp)
              Dreyfus VIF - Disciplined Stock Portfolio (DryVDspStk)
              Dreyfus VIF - International Value Portfolio (DryVIntVal) Dreyfus VIF - Limited Term High Income Portfolio (DryVLmtHI) Dreyfus VIF - Mid-Cap Stock Portfolio
             *Dreyfus VIF - Quality Bond Portfolio (DryVQualBd)
              Dreyfus VIF - Small Company Stock Portfolio (DryVSmCoSt)

            Fund of the Fidelity Advisor Funds (Fidelity Advisor);
              Fidelity Advisor - Overseas Fund - Class A (FAOverseaA)

            Portfolios of the Fidelity Variable Insurance Products Fund
             (Fidelity VIP);
              Fidelity VIP - Growth Portfolio (FidVGr)
              Fidelity VIP - High Income Portfolio (FidVHiIn)

            Portfolios of the Fidelity Variable Insurance Products Fund:
             Service Class (Fidelity VIP);
             *Fidelity VIP - Equity-Income Portfolio: Service Class (FidVEqInS)
              Fidelity VIP - Growth Portfolio: Service Class (FidVGrS)
              Fidelity VIP - High Income Portfolio: Service Class (FidVHiInS)
             *Fidelity VIP - Overseas Portfolio: Service Class (FidVOvSeS)

            Portfolios of the Fidelity Variable Insurance Products Fund II
             (Fidelity VIP-II);
              Fidelity VIP-II - Asset Manager Growth Portfolio: Service Class
                (FidVAMGrS)
              Fidelity VIP-II - Asset Manager Portfolio: Service Class (FidVAMS)
             *Fidelity VIP-II - Contrafund Portfolio: Service Class (FidVConS)

            Portfolios of the Fidelity Variable Insurance Products Fund III:
             Service Class (Fidelity VIP-III);
             *Fidelity VIP-III - Balanced Portfolio: Service Class (FidVBalS)
              Fidelity VIP-III - Growth and Income Portfolio: Service Class
                 (FidVGrInS)

              Fidelity VIP-III - Growth Opportunities Portfolio: Service Class
                 (FidVGrOpS)
              Fidelity VIP-III - Mid Cap Portfolio: Service Class (FidVMCapS)

            Funds of the Goldman Sachs Variable Insurance Trust (Goldman
                Sachs);
              Goldman Sachs - Aggressive Growth Fund
              Goldman Sachs - Balanced Strategy Fund
              Goldman Sachs - Capital Growth Fund
              Goldman Sachs - Conservative Strategy Fund Goldman Sachs - Core
                 International Equity Fund
              Goldman Sachs - Core Large Cap Fund
              Goldman Sachs - Core Small Cap Fund
              Goldman Sachs - Core U.S. Equity Fund Goldman Sachs -
              Global Income Fund Goldman Sachs - Growth and Income Fund Goldman Sachs - Growth and Income Strategy Fund
              Goldman Sachs - Growth Strategy Fund
              Goldman Sachs - Mid Cap Fund

            Funds of the INVESCO Variable Investment Funds, Inc. (INVESCO
               VIF);
             *INVESCO VIF - Blue Chip Growth Fund (IVBCGr)
             *INVESCO VIF - Dynamics Fund (IVDynm)
             *INVESCO VIF - Equity Income Fund (IVEIn) (formerly INVESCO VIF
                 Industrial Income Fund)
              INVESCO VIF - Health Sciences Fund (IVHlthSci)
              INVESCO VIF - High Yield Fund (IVHiYld)
              INVESCO VIF - Real Estate Opportunity Fund (IVRealEsOp) INVESCO VIF - Small Company Growth Fund (IVSmCoGr)
              INVESCO VIF - Technology Fund (IVTech)
             *INVESCO VIF - Total Return Fund (IVTotRtn)
              INVESCO VIF - Utilities Fund (IVUtility)

            Portfolios of The Institutional Universal Funds, Inc. (Morgan
                Stanley);
              Morgan Stanley - Emerging Markets Debt Portfolio (MSUEmMkt) Morgan Stanley - Equity Growth Portfolio (MSUEqGr)
              Morgan Stanley - Fixed Income Portfolio (MSUFixInc)
              Morgan Stanley - Global Equity Portfolio (MSUGlobEq)
              Morgan Stanley - High Yield Portfolio (MSUHiYld)
              Morgan Stanley - International Magnum Portfolio (MSUIntlMag) Morgan Stanley - Mid Cap Growth Portfolio (MSUMCapGr)
              Morgan Stanley - Mid Cap Value Portfolio (MSUMCapVal)
              Morgan Stanley - US Real Estate Portfolio (MSUUSRealE) Morgan Stanley - Value Portfolio (MSUValue)

            Funds of the Nationwide Separate Account Trust (Nationwide SAT)
              (managed for a fee by an affiliated investment advisor); Nationwide SAT - Balanced Fund - J.P. Morgan (NSATBalJPM)
             *Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
              Nationwide SAT - Emerging Markets Fund - Gartmore (NSATEmMGM) Nationwide SAT - Equity Income Fund - Federated (NSATEqIFED) Nationwide SAT - Government Bond Fund (NSATGvtBd)
              Nationwide SAT - Growth Focus Fund - Turner (NSATGFocTU)
             *Nationwide SAT - High Income Bond Fund - Federated (NSATHiIFED)
              Nationwide SAT - International Growth Fund - Gartmore (NSATIntGGM) Nationwide SAT - Mid Cap Growth Fund - Strong (NSATMCpSTR) Nationwide SAT - Mid Cap Index Fund (NSATMCIxDR)
             *Nationwide SAT - Money Market Fund (NSATMMkt)
              Nationwide SAT - Multi-Sector Bond Fund - MAS (NSATMBdMAS) Nationwide SAT - Nationwide Global 50 Fund (NSATGlob50)

                        NATIONWIDE VL SEPARATE ACCOUNT-D

              Nationwide SAT - Small Cap Value Fund (NSATSmCapV) Nationwide SAT - Small Company Fund (NSATSmCo)
             *Nationwide SAT - Strategic Value Fund (NSATStrVal)
              Nationwide SAT - Total Return Fund (NSATTotRtn)

            Portfolios of the One Group Investment Trust (OGIV);
              OGIV - Balanced Portfolio (OGTBal)
              OGIV - Bond Portfolio (OGTBond) OGIV - Diversified Equity
                 Portfolio (OGTDivEq)
              OGIV - Diversified Mid Cap Portfolio (OGTDivMCap)
              OGIV - Equity Index Portfolio (OGTEqIndx)
              OGIV - Government Bond Portfolio (OGTLgCoGr)
              OGIV - Mid Cap Growth Portfolio (OGTMCapGr)
              OGIV - Mid Cap Value Portfolio (OGTMCapVal)

            Funds of the Salomon Brothers Variable Funds (SBV);
              SBV - Capital Fund (SBVCap)
              SBV - High Yield Bond Fund (SBVHiYld)
              SBV - Investors Fund (SBVInvest)
              SBV - Strategic Bond Fund (SBVStratBd)
              SBV - Total Return Fund (SBVTotRtn)

         At December 31, 2000, contract owners have invested in all of the above funds noted with an asterisk(*). The contract owners' equity is affected by the investment results of each fund, equity transaction by contract owners and certain contract expenses (see note 2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  POLICY CHARGES

     (a) Deductions from Premium

         The Company deducts a charge for state premium taxes not to exceed 3.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 5.5% from each premium payment received.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) Administrative Charges

         The Company currently deducts a monthly administrative charge of $5 in all policy years. This charge is subject to change but will not exceed $10 per policy year.

(3)  ASSET CHARGES

     The Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance charges. This charge is guaranteed not to exceed an annual effective rate of .75%. The annual rate is currently .60% during the first through fourth policy years, .40% during the fifth through twentieth policy years, and .25% thereafter. This charge is assessed against each contract through the daily unit value calculation.

(4)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.








                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-D

(5) FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity insurance policies as of the end of the period indicated, and the expense ratios and total return for the year ended December 31, 2000 and the period May 19, 1999 (commencement of operations) through December 31, 1999.

     The following is a summary for 2000:


                                                                     Unit           Contract                       Total
                                                      Units       Fair Value     Owners' Equity      Expenses*    Return**
                                                   -----------    -----------   ----------------    ----------    --------
        Dreyfus VIF - Quality Bond Portfolio          109,185     $ 11.080494      $  1,209,824        0.60%      10.76%
        Fidelity VIP -
         Equity Income Portfolio: Service Class       525,731       11.341117         5,962,377        0.68%       7.87%
        Fidelity VIP -
         Overseas Portfolio: Service Class             66,499       10.998746           731,406        0.63%     (19.47)%
        Fidelity VIP II -
         Contrafund Portfolio: Service Class          157,094       11.447448         1,798,325        0.75%      (7.09)%
        Fidelity VIP III -
         Balanced Portfolio: Service Class            137,868        9.875470         1,361,511        0.75%      (4.76)%
        INVESCO VIF - Blue Chip Growth Fund            81,077        9.755131           790,917        0.71%     (23.55)%
        INVESCO VIF - Dynamics Fund                    15,600       14.683635           229,065        0.52%      (3.93)%
        INVESCO VIF - Equity Income Fund              109,129       11.871617         1,295,538        0.55%       4.45%
        INVESCO VIF - Total Return Fund                80,808        9.308327           752,187        0.60%      (2.56)%
        Nationwide SAT - Capital Appreciation Fund    132,962        7.603332         1,010,954        0.73%     (26.82)%
        Nationwide SAT -
         High Income Bond Fund - Federated            102,317        9.362266           957,919        1.01%      (8.64)%
        Nationwide SAT - Money Market Fund              2,442       11.028155            26,931        0.67%       5.60%
        Nationwide SAT - Strategic Value Fund          69,215       10.358488           716,963        0.62%       7.18%
                                                     ========      ==========       -----------
                                                                                    $16,843,917
                                                                                    ===========



     The following is a summary for 1999:

        Dreyfus VIF - Quality Bond Portfolio           56,693      $ 9.984562       $   566,055          0.51%***   (0.16)%***
        Fidelity VIP - Overseas Portfolio:
         Services Class                                36,657       13.631426           499,687          0.42%***   36.74%***
        INVESCO VIF - Blue Chip Growth Fund            43,491       12.735013           553,858          0.44%***   27.67%***
        INVESCO VIF - Dynamics Fund                     7,042       15.254583           107,423          0.35%***   53.16%***
        INVESCO VIF - Equity Income Fund               50,378       11.343231           571,449          0.47%***   13.59%***
        INVESCO VIF - Total Return Fund                38,648        9.534274           368,481          0.41%***  (4.71)%***
        Nationwide SAT - Capital Appreciation Fund     67,426       10.370136           699,217          0.51%***    3.74%***
        Nationwide SAT -
         High Income Bond Fund - Federated             52,850       10.227564           540,527          0.51%***    2.30%***
        Nationwide SAT - Money Market Fund                900       10.421897             9,380          0.51%***    4.22%***
        Nationwide SAT - Strategic Value Fund          35,095        9.645322           338,503          0.51%***   (3.59)%***
                                                     ========       ==========      -----------
                                                                                    $ 4,254,580
                                                                                    ===========

* This represents expenses as a percentage of the average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the annual total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

*** Annualized as this investment option was not utilized for the entire period indicated.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------



The Board of Directors of Nationwide Life and Annuity Insurance Company and
   Contract Owners of Nationwide VL Separate Account-D:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VL Separate Account-D (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations and changes in contract owners' equity for the year ended December 31, 2000 and the period May 19, 1999 (commencement of operations) through December 31, 1999, and the financial highlights for the year ended December 31, 2000 and the period May 19, 1999 (commencement of operations) through December 31, 1999. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations and changes in contract owners' equity for year ended December 31, 2000 and the period May 19, 1999 (commencement of operations) through December 31, 1999 and the financial highlights for the year ended December 31, 2000 and for the period May 19, 1999 (commencement of operations) through December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.




KPMG LLP
Columbus, Ohio
February 16, 2001



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NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY                    Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA -                            U.S. Postage
COLUMBUS, OHIO 43215-2220                                          PAID
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